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Evermore Global Value Fund

The RBB Fund Trust

Evermore Global Value Fund (the “Fund”)

Supplement dated March 15, 2024

to the Prospectus dated December 31, 2023

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting of the Board of Trustees (“Board”) of The RBB Fund Trust (the “Trust”) held on March 15, 2024, the Board approved certain changes relating to the Fund, as described below:

1.	Change in Investment Adviser

MFP Investors LLC (“MFP”), the current investment sub-adviser to the Fund, determined to no longer manage external capital and notified F/m Investments, LLC, d/b/a North Slope Capital, LLC (”F/m” or “Adviser”), of its intent to terminate the investment sub-advisory agreement, dated as of February 17, 2023, by and between the Adviser and MFP (the “Sub-Advisory Agreement”). MFP, the Adviser and the Board agreed that effective as of the close of business on March 29, 2024, the Sub-Advisory Agreement shall terminate and MFP shall cease to serve as a sub-adviser to the Fund. Accordingly, effective March 30, 2024, all references to MFP and the Sub-Advisory Agreement are deleted from the Prospectus and any reference to the “Sub-Adviser” should be replaced by the appropriate reference to the “Adviser.” F/m, the current investment adviser to the Fund, has notified the Board that, concurrent with the termination of the Sub-Advisory Agreement, it wishes to resign as the investment adviser to the Fund. In order to ensure the continued management of the Fund’s assets following the resignation by F/m, the Board unanimously voted to approve an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust and Summit Global Investments, LLC (“Summit” or “Interim Adviser”), which is effective March 30, 2024. The Interim Advisory Agreement will remain effective for up to 150 days from its effective date.

Accordingly, effective March 30, 2024, the following tables and the related footnotes replace those in the Prospectus section entitled “Fees and Expenses of the Fund”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Evermore Global Value Fund		Investor Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.52%	0.52%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.78%	1.53%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		1.62%	1.37%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	Summit Global Investments, LLC (“Summit” or the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding taxes, interest on borrowings, AFFE, dividends on securities sold short, brokerage commissions, and other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) to 1.60% and 1.35% of the Fund’s average daily net assets attributable to the Fund’s Investor Class shares and Institutional Class shares, respectively. This contractual limitation is in effect until December 31, 2025 for Investor Class shares and Institutional Class shares and may not be terminated without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). The Adviser is permitted to recoup, on a class by class basis, any fees it has waived or deferred or expenses it has borne pursuant to an expense limitation agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were waived or deferred. The Board must approve any recoupment payment made to the Adviser.

Additionally, effective March 30, 2024, the Adviser was appointed to replace the Fund’s former investment adviser as the Fund’s investment adviser. Accordingly, the performance information shown below represents the performance of the Fund under the management of a different investment adviser.